Interest in associates and joint ventures - Reconciliation of BoCom's total shareholders' equity to carrying amount (Details) - USD ($) $ in Millions		9 Months Ended	12 Months Ended
		Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Goodwill originally arising on acquisition	[1]		$ 12,487	$ 11,419	$ 11,169
Interests in associates			27,200	29,127
Bank of Communications Co., Limited
Disclosure of associates [line items]
HSBC’s share of total shareholders’ equity		$ 23,746		22,828
Goodwill originally arising on acquisition		464		479
Impairment		(3,000)	(3,000)	0
Interests in associates		$ 21,210	$ 21,210	$ 23,307

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. We have restated 2022 comparative data and the IFRS 17 transition impact on the balance sheet at 1 January 2022.